OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, RESTRUCTURING AND SPECIFIC PROVISIONS	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, RESTRUCTURING AND SPECIFIC PROVISIONS	3. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES,
RESTRUCTURING AND SPECIFIC PROVISIONS
For the half year to

	30 June 2026	30 June 2025
	£m	£m
Staff costs	603	611
Operational losses (See Note 21)	47	42
Other administration expenses	533	502
Depreciation, amortisation and impairment	170	176
	1,353	1,331
In H1-26 Operating expenses were broadly flat as the inclusion of TSB's costs was offset by a reduction of £94m due to ongoing simplification and automation.
Following the acquisition of TSB, Santander UK will continue to deliver historical awards under TSB share plans to TSB employees with the share-based component of those awards being converted from Banco de Sabadell SA to Banco Santander SA shares.